Execution of Standby Equity Purchase Agreement and Promissory Note	6 Months Ended
Jun. 30, 2025
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Execution of Standby Equity Purchase Agreement and Promissory Note

Note 3 - Execution of Standby Equity Purchase Agreement and Promissory Note

As further described in Note 13C3 to the Company’s annual financial statements for the year ended December 31, 2024, on July 16, 2024 (the “Effective Date”), the Company entered into a second Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville. Upon the effectiveness of the New SEPA, the previous SEPA was terminated.

Pursuant to the New SEPA, subject to certain terms and conditions set forth in the agreement, the Company has the right, but not the obligation, to issue (each such issuance, an “Advance”) to Yorkville, and Yorkville has the obligation to subscribe for the Company’s ADSs”, each representing 5 ordinary shares of the Company (such number of shares was adjusted in October 2024 to 90 ordinary shares per ADS, in February 2025, to 1,200 ordinary shares per ADS and in June 2025 to 3,600 ordinary shares per ADS), par value NIS 0.01 per share for an aggregate subscription amount of up to $15 million (the “Commitment Amount”), at any time from Effective Date until July 16, 2027, unless earlier terminated pursuant to the New SEPA (the “Commitment Period”), by delivering written notice to Yorkville (each, an “Advance Notice”).

Under the New SEPA, The Company will be entitled to sell to Yorkville the ADSs at a purchase price equal to 95% of the Market Price which is defined in the agreement as the lowest daily volume weighted average price (“VWAP”) of the Common Stock during the period (the “Pricing Period”) of 3 consecutive trading days commencing on the trading day immediately following the Investor’s receipt of an Advance Notice. At the end of each Pricing Period the Company will deliver the ADSs sold to Yorkville against payment of the Purchase Price.

The Company will not have the right to require Yorkville to subscribe for any ADSs under the New SEPA if a balance remains outstanding under the Third Promissory Note without Yorkville’s consent, unless an Amortization Event (if the daily VWAP will be less than the Floor Price, as defined in the agreement or if Yorkville cannot use the registration statement to sell ADSs) has occurred and the proceeds of any Advance is applied towards repayment of a balance under a Promissory Note. During an Amortization Event, the Company will be required to make monthly payments under the Promissory Notes of $500 thousand of principal, or the outstanding principal if less than such amount, plus 10%, plus all accrued and unpaid interest on the principal amount, unless waived by Yorkville. During late 2024, the daily VWAP was below the Floor Price as defined in the Promissory Notes and thus it was determined that an Amortization Event has occurred. However, on December 6, 2024, Yorkville waived through January 31, 2025 any Amortization Event under the SEPA as a result of a Floor Price Event. Such waiver was extended until April 21, 2025. Additionally, Yorkville agreed to waive through April 21, 2025, any amortization event under the SEPA as a result of a Floor Price Event requiring the early repayment of approximately $75 thousand outstanding under the pre advances made by Yorkville under the SEPA.

Under the New SEPA, Yorkville advanced to the Company the principal amount of $3,000 thousand (the “Pre-Paid Advance” or the “Third Promissory Note”), which was evidenced by three convertible notes, which are convertible into Company’s ADSs. The Pre-Paid Advance was subject to a discount in the amount equal to 3% of the principal amount of the Pre-Paid Advance netted from the purchase price due and structured as an original issue discount (the “Original Issue Discount”). The Pre-Paid Advances were received between July 2024 and August 6, 2024. Yorkville and the Company intend to utilize the New SEPA as the ongoing funding mechanism in lieu of previous SEPA which was terminated under the New SEPA.

Due to the 3% discount of the Third Promissory Note and the Fee, the net amount received for the Third Promissory Note amounted to $2,895 thousand (NIS 10,763) of which, $1,049 thousand was received as a settlement of the entire balance of the Second Promissory Note (plus accrued and unpaid interest thereon) and the remaining amount of $1,846 (approx. NIS 6,903) thousand was received in cash.

Principal, interest and any other payments due under the Third Promissory Note shall be paid in cash on January 16, 2026 (the “Maturity Date”), unless converted by Yorkville or redeemed by the Company. The Company was not able to prepay or redeem any portion of the outstanding principal and accrued and unpaid interest thereunder. Yorkville was entitled to convert any portion of the outstanding principal of the Promissory Notes plus accrued and unpaid interest on such outstanding principal (such amount, the “Conversion Amount”) into ADSs at the Conversion Price (as defined in the agreement). The number of Conversion Shares issuable upon conversion of the Conversion Amount will be determined by dividing (x) such Conversion Amount by (y) the Conversion Price. The “Conversion Price” means, as of any conversion date or other date of determination and subject to adjustments as set forth in the Third Promissory Note agreement.

As the Third Promissory Note entitled Yorkville to require settlement with variable number of ADS through the conversion mechanism described above, it was determined that the embedded conversion option is not eligible to equity classification, and thus the company elected to designate the entire liability amount at fair value thorough profit or loss measurement category.

As of June 30, 2025 there is no remaining outstanding balance under the Third Promissory Note.

On November 11, 2024, the Company issued to Yorkville, an unsecured non-convertible promissory note (the “Fourth Promissory Note”) in the original principal amount of $1,000 thousand (the “Principal Amount”) (approx. NIS 3,629). The Fourth Promissory Note will mature on November 11, 2025, bears an interest at a rate of 8%, and was issued with a 3% original issue discount. Pursuant to the terms of the Fourth Note, it will be repaid in 10 equal monthly installments beginning on the 90th day from the date of the issuance. The outstanding Principal Amount and the accrued interest may be repaid in cash or with the proceeds of an Advance under the New SEPA. The Fourth Promissory is accounted for at amortized cost.

On March 19, 2025, Yorkville agreed to modify the Fourth Promissory Note to postpone the remaining nine monthly payment thereunder by 30 days from the original payment schedule such that the maturity date was extended to December 11, 2025. The company analyzed the terms of the Fourth Promissory Note before and after the modification and determined that the effect was insignificant.

As of June 30, 2025 the remaining outstanding balance of the Fourth Promissory Note was $494 thousand (approximately NIS 1,665 thousand).

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the six-month period ended June 30, 2025:

Six months period ended June 30,
2025
Unaudited
Opening balance	6,336
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,110)
Recognition of discount, interest expenses related to the third Promissory Notes	375
Repayment of fourth Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(1,947)
Recognition of interest expenses related to the fourth Promissory Note	178
Income from exchange differences	(167)
Closing balance	1,665

During the period commencing on January 1, 2025 through June 30, 2025 , the Company sold 3,130,608,000 ordinary shares to Yorkville out of the Commitment Amount under SEPA for a total purchase price of $5,506 thousand (approximately NIS 20,222). As a result of the above, the Company issued Yorkville share with a total fair value of $5,530 thousand (approx. NIS 20,322), of which, NIS 15,198 represents a partial exercise of commitment amount under equity line, and an amount of NIS 5,124 represents a partial repayment of principal and accrued interest related to the promissory notes.